Stock-Based Compensation and Warrant Units - Summary of Warrant Activity (Details) - Warrants - shares	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021
Class of Warrant or Right [Roll Forward]
Outstanding and nonvested at beginning of period (in shares)	267,281	0
Granted (in shares)	258,972	714,022
Vested (in shares)	(267,281)	(446,741)
Outstanding and nonvested at end of period (in shares)	258,972	267,281